Summary of Changes in Noncontrolling Interest (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2016 USD ($)
Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interest shareholders	$ 4,824
Noncontrolling interest shareholders resulting from the acquisition of NetinNet	6,533
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(242)
Gain (loss) attributed to noncontrolling interest shareholders	121
Balance as of September 30, 2016	11,236
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai")
Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interest shareholders	4,824
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(69)
Gain (loss) attributed to noncontrolling interest shareholders	226
Balance as of September 30, 2016	4,981
Xiamen NetinNet Software Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling interest shareholders resulting from the acquisition of NetinNet	6,533
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(173)
Gain (loss) attributed to noncontrolling interest shareholders	(105)
Balance as of September 30, 2016	$ 6,255